AGENT DEFERRED COMPENSATION PLAN (SCHEDULE OF ASSUMPTIONS USED) (Details) (Agent Deferred Compensation Plan [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Agent Deferred Compensation Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate - Benefit Obligations	4.15%	4.75%
Discount rate - Net Period Costs	4.75%	4.00%